Other current assets (Details) - Summary of Other Current Assests - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Summary Of Other Current Assests Abstract
Prepaid expenses	$ 22,630	$ 20,601
Value-added tax	7,691	6,468
Proceeds receivable from Convertible Bonds		3,520
Derivative asset		851
Other short-term receivables	4,667	1,509
	$ 34,988	$ 32,949